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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Brandywine Trust Company
Address: 7234 Lancaster Pike
         Hockessin, DE

Form 13F File Number: 28-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard E. Carlson
Title:   President
Phone:   (302) 234-5750

Signature, Place, and Date of Signing:

         /s/  Richard E. Carlson  Hockessin, DE        5/11/01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT.  (Check here if all holdings of
         this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)



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[ X ]    13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-0030                  John W. Bristol & Co., Inc.
         28-2588                  Klingenstein Fields & Co. LLC









































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          NONE

Form 13F Information Table Entry Total:     47

Form 13F Information Table Value Total:     49,481
                                            [in thousands]


List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]
























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
                                                   Form 13F INFORMATION TABLE
                                                         March 31, 2001

COLUMN 1                 COLUMN2     COLUMN 3     COLUMN 4        COLUMN 5       COLUMN 6      COLUMN 7        COLUMN 8

                         TITLE                    VALUE               SH/ PUT    INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER           OF CLASS    CUSIP        (X1000)    SHARES   PRN CALL   DISCRETION    MGRS      SOLE    SHARED    NONE
--------------           --------    -----        -------    ------   --------   ----------    -----     ----------------------
AES CORP.              Common        00130H10         225       4,500 SH         Sole          None           4,500
AOL TIME WARNER INC    Common        00184A10         476      11,847 SH         Sole          None          11,847
AT&T CORPORATION       Common        00195710       3,942     185,077 SH         Sole          None         185,077
AT&T - LIBERTY
 MEDIA GROUP           Common        00195720         168      12,000 SH         Sole          None          12,000
ABBOTT LABS            Preferred     00282410         425       9,000 SH         Sole          None           9,000
ALLIANCE CAP MGT
  HOLDING LP           Common        01855A10         618      15,000 SH         Sole          None          15,000
AMGEN CORP.            Common        03116210         518       8,603 SH         Sole          None           8,603
BP AMOCO PLC           Common        05562210         689      13,882 SH         Sole          None          13,882
BAKER HUGHES INC.      Common        05722410         620      17,083 SH         Sole          None          17,083
CVS CORP               Common        12665010         351       6,000 SH         Sole          None           6,000
CABOT INDUSTRIAL
  TRUST                Common        12707210         863      44,500 SH         Sole          None          44,500
CAMPBELL SOUP COMPANY  Common        13442910         994      33,287 SH         Sole          None          33,287
CISCO SYSTEMS          Common        17275R10         432      27,301 SH         Sole          None          27,301
COCA COLA COMPANY      Common        19121610       2,384      52,800 SH         Sole          None          52,800
EPIX MED INC.          Common        26881Q10         446      44,000 SH         Sole          None          44,000
ENRON CORP             Common        29356110         418       7,200 SH         Sole          None           7,200
EXXON MOBIL CORP       Common        30231G10       6,998      86,390 SH         Sole          None          86,390
FANNIE MAE COM STK     Common        31358610         597       7,500 SH         Sole          None           7,500
FIRST DATA CORP.       Common        31996310         358       6,000 SH         Sole          None           6,000
FLEETBOSTON FINL CORP  Common        33903010         349       9,237 SH         Sole          None           9,237
GENERAL ELEC CO        Common        36960410       7,503     179,247 SH         Sole          None         179,247
HOME DEPOT, INC.       Common        43707610         475      11,025 SH         Sole          None          11,025
INTEL CORP.            Common        45814010         418      15,900 SH         Sole          None          15,900
INTERNATIONAL
  BUSINESS MACHINES    Common        45920010         505       5,250 SH         Sole          None           5,250
INTERTRUST
  TECHNOLOGIES         Common        46133Q10          64      18,919 SH         Sole          None          18,919
J P MORGAN CHASE & CO  Common        46625H10       3,095      68,930 SH         Sole          None          68,930
JOHNSON & JOHNSON      Common        47816010         599       6,850 SH         Sole          None           6,850
LAKEHEAD PIPELINE
  PS L P               Common        51155710         264       6,000 SH         Sole          None           6,000
LITTON INDUS INC.      Common        53802110         554       6,894 SH         Sole          None           6,894
MAXIM INTEGRATED       Common        57772K10         887      21,328 SH         Sole          None          21,328
MERCK & CO., INC.      Common        58933110       2,804      36,942 SH         Sole          None          36,942
MERCURY GENERAL CORP   Common        58940010         761      23,400 SH         Sole          None          23,400
MICROSEMI CORP.        Common        59513710         280      10,000 SH         Sole          None          10,000



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NORTEL NETWORKS
  CORP  NEW            Preferred     65656810         281      19,979 SH         Sole          None          19,979
NORTHERN BORDER
  PARTNERS L P         Common        66478510         221       6,000 SH         Sole          None           6,000
ORACLE SYSTEMS CORP.   Common        68389X10       1,648     109,991 SH         Sole          None         109,991
OPTIKA                 Common        68397310          13      12,000 SH         Sole          None          12,000
PAGEMART NATIONWIDE,
  INC 144A             Common        69553Q10           2      21,429 SH         Sole          None          21,429
PHARMACIA CORP         Common        71713U10       3,457      68,636 SH         Sole          None          68,636
QUALCOMM INC           Common        74752510         764      13,500 SH         Sole          None          13,500
SCHLUMBERGER LTD.      Common        80685710         530       9,196 SH         Sole          None           9,196
SHIRE PHARMACEUTICALS
  GROUP ADR            Common        82481R10         394       9,000 SH         Sole          None           9,000
TELEPHONE & DATA
  SYS INC              Common        87943310         281       3,000 SH         Sole          None           3,000
TOSCO CORP.            Common        89149030         839      19,610 SH         Sole          None          19,610
TYCO INTL. LTD NEW     Common        90212410         324       7,500 SH         Sole          None           7,500
UNION PACIFIC CORP.    Common        90781810         372       6,620 SH         Sole          None           6,620
VIACOM INC
  CLASS B  COMMON      Common        92552430         277       6,290 SH         Sole          None           6,290
                                                   ------   ---------                                     ---------
                                                   49,481   1,324,643                                     1,324,643
                                                   ======   =========                                     =========





























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